Pension Plan (Plan's Estimated Future Benefit Payments) (Details) (USD $)	Dec. 31, 2013
Pension Plan [Abstract]
Estimated future benefit payments for 2014	$ 277,287
Estimated future benefit payments for 2015	828,230
Estimated future benefit payments for 2016	817,372
Estimated future benefit payments for 2017	793,994
Estimated future benefit payments for 2018	767,229
Estimated future benefit payments for 2019 through 2023	$ 3,390,247